Related Party Transactions	6 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related party transactions	Related party transactions
a)Majority Shareholders

			Ownership interest
Name	Type	Place of incorporation	December 31, 2024	June 30, 2024
AgCentral Energy Pty Ltd	Parent company	Australia	55.0%	71.0%
Nabors Industries Ltd.		USA	32%	32%
b)Subsidiaries

		Place of incorporation	Ownership interest
Name	Type		December 31, 2024	June 30, 2024
Nabors Transition Energy Corp	Subsidiary	United States	100%	100%
NWQHPP Pty Ltd	Subsidiary	Australia	100%	100%
Solar Methanol 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Aurora Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Consulting Pty Ltd	Subsidiary	Australia	100%	100%
Vast Employee Shareholdings Pty Ltd	Subsidiary	Australia	100%	100%
Vast Intermediate HoldCo Pty Ltd	Subsidiary	Australia	100%	100%
Vast Australia HoldCo Pty Ltd	Subsidiary	Australia	100%	100%
HyFuel Solar Refinery Pty Ltd	Subsidiary	Australia	100%	100%
Vast Renewables HoldCo Corp	Subsidiary	United States	100%	100%
Vast Renewables Management Services LLC	Subsidiary	United States	100%	100%
Vast US Projects HoldCo Corp	Subsidiary	United States	100%	100%
El Paso ProjectCo LLC	Subsidiary	United States	100%	100%
c)Transactions with other related parties
The following transactions occurred with related parties:

	For the Six Months Ended December 31,
	2024	2023

	(In thousands of US Dollars)
Lease rental payment to other related parties	38	5
Loan drawn down from parent entity – subsequently converted to Issued Capital upon consummation of the Capital Reorganisation	-	12,500
Loan drawn down from investors – subsequently converted to Issued Capital upon consummation of the Capital Reorganisation	-	10,000
Settlement of all Convertibles Notes, Senior Convertible Notes and Loans from Shareholder upon consummation of the Capital Reorganisation	-	(226,373)
(Gain)/loss on revaluation of derivative financial instruments	(1,960)	170,376
Movement in Investment in joint venture	300	(99)
Share based payment expense for the transfer of 264,533 Ordinary Shares issued to the employee share trust and granted to certain employees of Vast.	1,697	112
d)Key management personnel compensation

	For the Six Months Ended December 31,
	2024	2023

	(In thousands of US Dollars)
Short-term employee compensation/benefits	1,655	1,151
Share-based payment expense (1) (2)	1,779	672
Long-term employee compensation/benefits	(6)	10
	3,428	1,833
In addition to the compensation outlined above, certain directors and executive officers of Vast are beneficiaries of Ordinary Shares. These shares were issued in settlement of MEP shares that had been granted, vested and expensed in previous years. The total number of Ordinary Shares, including NETC Warrants, issued to Key management personnel is 3,616,000 during the six months ended December 31, 2024 and December 31, 2023.
(1)Additional value allocated to the MEP shares as discussed in note 15 – Reserves, were recognised at fair value and expensed immediately through profit or loss during the half year ended December 31, 2023, within share based payment expense for $634 thousands.
(2)In addition, the Share based payment expense of $112 thousands for the transfer of 264,533 Ordinary Shares issued to the employee share trust and granted to certain employees of Vast, for the half-year ended December 31, 2024 as shown in note 21 (c) above, includes a portion of $37 thousands for the shares granted to key management personnel.
e)Outstanding balances arising from sales/purchases of goods and services
The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	December 31, 2024	June 30, 2024

	(In thousands of US Dollars)
Lease liabilities for lease arrangement with related party	133	33
f)Loans to/(from) related parties

	December 31, 2024	June 30, 2024

	(In thousands of US Dollars)
Loan to joint venture	672	456
Loan from shareholder	-	(6,953)
g)Terms and conditions
The leasing arrangement with related party, they have been entered into arm’s length basis.